REPORTING ENTITY (Details)								12 Months Ended
	Jan. 27, 2026	Aug. 01, 2025	Jun. 24, 2025	Feb. 28, 2025	Jan. 19, 2025	Feb. 09, 2024	Feb. 08, 2024	Dec. 31, 2025
NexGen | IsoEnergy
REPORTING ENTITY
Percentage of ownership held by the associate	30.00%	30.20%	30.90%	31.80%	31.80%	33.10%	33.80%	30.00%